Other accounts receivable and prepaid expenses (Tables)	12 Months Ended
Dec. 31, 2025
Other accounts receivable and prepaid expenses.
Schedule of other accounts receivable and prepaid expenses

	December 31,
	2025		2024		2023

Prepaid expenses	Ps.	70,786	Ps.	73,529	Ps.	37,608
Guarantee deposits		8,065		7,816		6,806
Others		9,029		10,746		3,651
	Ps.	87,880	Ps.	92,091	Ps.	48,065